Taxation - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current	¥ (52)	$ (8)
Deferred
Total	¥ (52)	$ (8)